Schedule of Prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Prepaid Expenses And Other Current Assets
Prepaid input VAT		¥ 1,330	¥ 1,328
Prepaid professional expense		1,392	447
Others		288	180
Total	$ 429	¥ 3,010	¥ 1,955